INTANGIBLE ASSETS, NET - Schedule of Estimated Annual Amortization Expenses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
INTANGIBLE ASSETS, NET
2026	¥ 34,177	$ 4,887
2027	29,380	4,201
2028	28,601	4,090
2029	28,372	4,057
2030	28,366	4,056
There after	107,009	15,303
Total	¥ 255,905	$ 36,594	¥ 292,142